Taxes - Schedule of Statutory Rate to the Company's Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Rate to the Company's Effective Tax Rate [Abstract]
Mainland China statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	(22.00%)	(56.50%)	115.50%
Effect of tax rate changes on deferred taxes	5.30%	(8.90%)	7.90%
Effect of mainland China preferential tax rate and tax relief	(1.70%)	(27.00%)	(28.50%)
Tax exempt income	1.40%	1.60%	(5.10%)
Research and development credits	28.20%	96.60%	(230.40%)
Business insurance	(2.50%)	(5.70%)	13.70%
Late payment interest	(5.00%)	(20.00%)	42.50%
Withholding tax		(4.70%)	9.10%
Depreciation and amortization		(2.20%)	7.50%
Investment gain/loss		(2.30%)	43.20%
Statutory income/expense	(0.50%)	3.90%	(6.10%)
Intercompany transfers	(14.60%)	(10.90%)	(24.70%)
Change in valuation allowances	(30.00%)	3.60%	43.30%
Goodwill impairment	(1.30%)		69.00%
Others	(0.90%)	(1.20%)	5.80%
Effective tax rate	(18.60%)	(8.70%)	87.70%